EARNINGS PER SHARE - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic
Net income attributable to Honeywell	$ 5,658	$ 4,966	$ 5,542
Weighted average shares outstanding (in shares)	663.0	677.1	692.3
Earnings per share of common stock - basic (in dollars per share)	$ 8.53	$ 7.33	$ 8.01
Assuming Dilution
Net income attributable to Honeywell	$ 5,658	$ 4,966	$ 5,542
Average shares
Weighted average shares outstanding (in shares)	663.0	677.1	692.3
Dilutive securities issuable - stock plans (in shares)	5.2	6.0	8.1
Total weighted average diluted shares outstanding (in shares)	668.2	683.1	700.4
Earnings per share of common stock - assuming dilution (in dollars per share)	$ 8.47	$ 7.27	$ 7.91